Consolidated Statements of Comprehensive Income (Loss) (Parenthetical) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement of comprehensive income [abstract]
Currency translation differences, taxes	$ (17)	$ (26)
Change in fair value of available-for-sale financial instruments, taxes	0	0
Change in fair value of marketable equity securities, taxes	(3)	(1)
Remeasurements of retirement benefit plans, tax	$ 29	$ (31)